Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal tax benefit at statutory rate	$ (3,878,000)	$ (1,697,000)
State tax benefit, net	(501,000)	(291,000)
Loss on extinguishment of debt	958,000
Other differences
Change in valuation allowance	3,421,000	1,988,000
Provision for income taxes